Organization and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business
Nature of business

We provide critical midstream infrastructure that links producers of natural gas, crude oil, NGLs, condensate and specialty chemicals to numerous intermediate and end-use markets. Through our five reportable segments, (1) gas gathering and processing services, (2) liquid pipelines and services, (3) natural gas transportation services, (4) offshore pipelines and services, and (5) terminalling services, we engage in the business of gathering, treating, processing, and transporting natural gas; gathering, transporting, storing, treating and fractionating NGLs; gathering, storing and transporting crude oil and condensates and storing specialty chemical products and selling refined products. Most of our cash flow is generated from fee-based and fixed-margin compensation for gathering, processing, transporting and treating natural gas and crude oil, firm capacity reservation charges, interruptible transportation charges, guaranteed firm storage contracts, throughput fees and other optional charges associated with ancillary services.

Our primary assets are strategically located in some of the most prolific onshore and offshore producing regions and key demand markets in the United States. Our gathering and processing assets are primarily located in (i) the Permian Basin of West Texas, (ii) the Cotton Valley/Haynesville Shale of East Texas, (iii) the Eagle Ford Shale of South Texas, (iv) the Bakken Shale of North Dakota, and (v) offshore in the Gulf of Mexico. Our transmission and terminal assets are in key demand markets in Oklahoma, Alabama, Arkansas, Louisiana, Mississippi and Tennessee and in the Port of New Orleans in Louisiana and the Port of Brunswick in Georgia.

Basis of presentation
Basis of presentation

As discussed in Note 2, we acquired JP Energy Partners, LP ("JPE") in a unit-for-unit exchange on March 8, 2017. As both the Partnership and JPE were controlled by ArcLight, the acquisition represents a transaction among entities under common control and has been accounted for as a common control transaction in a manner similar to a pooling of interests. Although the Partnership is the legal acquirer, JPE is considered to be the acquirer for accounting purposes as ArcLight obtained control of JPE before it obtained control the Partnership. The accompanying financial statements represent the JPE historical cost basis financial statements retrospectively adjusted to reflect its acquisition of the Partnership at ArcLight’s historical cost basis effective April 15, 2013, the date on which ArcLight obtained control of the Partnership. As the Partnership was the legal acquirer, unit amounts included in the accompanying financial statements represent the Partnership’s historical unit amounts plus the JPE unit amounts adjusted by the applicable exchange ratios.

Discontinued Operations

On September 1, 2017, we completed the disposition of the Propane Marketing Services business (the "Propane Business") pursuant to the Membership Interest Purchase Agreement dated July 21, 2017, between AMID Merger LP, a wholy owned subsidiary of the Partnership and SHV Energy N.V. Through the transaction, we divested Pinnacle Propane’s 40 service locations; Pinnacle Propane Express’ cylinder exchange business and related logistic assets; and the Alliant Gas utility system. Prior to the sale, we moved the trucking business from the Propane Marketing Services segment to the Liquid Pipelines and Services segment for all periods presented. During the years ended December 31, 2016, 2015, and 2014, the trucking business had revenues of $6.9 million, $10.3 million, and $11.3 million, respectively, which represent 5%, 6%, and 6% of total Propane Business revenue, respectively. Additionally, for the years ended December 31, 2016, 2015, and 2014, the trucking business had inter-segment revenues of $2.0 million, $2.1 million, and $3.7 million with the Propane Business that were previously eliminated in consolidation, and are now included in the total trucking business revenue, with the offsetting expenses included in discontinued operations.

In connection with the transaction, we received $170.0 million in cash and recorded a gain on the sale of $46.5 million, net of $2.5 million transaction costs. As a result of the disposition of the Propane Business, we have classified the accounts and the results of operations of the Propane Business as discontinued operations. See Note 3 for additional details.

Transactions between entities under common control
Transactions between entities under common control

We may enter into transactions with ArcLight affiliates whereby we receive midstream assets or other businesses in exchange for cash or Partnership equity. We account for the net assets acquired at the affiliate's historical cost basis as the transactions are between entities under common control. In certain cases, our historical financial statements will be revised to include the results attributable to the assets acquired from the later of April 15, 2013 (the date Arclight affiliates obtained control of our General Partner) or the date the ArcLight affiliate obtained control of the assets acquired.

Consolidation policy
Consolidation policy

The accompanying consolidated financial statements include accounts of American Midstream Partners, LP, and its controlled subsidiaries. All significant inter-company accounts and transactions have been eliminated in the preparation of the accompanying consolidated financial statements.

Use of estimates
Use of estimates

When preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"), management must make estimates and assumptions based on information available at the time. These estimates and assumptions affect the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosures of contingent assets and liabilities as of the date of the financial statements. Estimates and assumptions are based on information available at the time such estimates and assumptions are made. Adjustments made with respect to the use of these estimates and assumptions often relate to information not previously available. Uncertainties with respect to such estimates and assumptions are inherent in the preparation of financial statements. Estimates and assumptions are used in, among other things, i) estimating unbilled revenues, product purchases and operating and general and administrative costs, ii) developing fair value assumptions, including estimates of future cash flows and discount rates, iii) analyzing long-lived assets, goodwill and intangible assets for possible impairment, iv) estimating the useful lives of assets and v) determining amounts to accrue for contingencies, guarantees and indemnifications. Actual results, therefore, could differ materially from estimated amounts.

Cash, cash equivalents and restricted cash
Cash, cash equivalents and restricted cash

We consider all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. The carrying value of cash and cash equivalents approximates fair value because of the short term to maturity of these investments.

From time to time we are required to maintain cash in separate accounts the use of which is restricted by the terms of our debt agreements or asset retirement obligations. Such amounts are included in Restricted cash in our consolidated balance sheets.

Inventory
Inventory

Inventory is mainly comprised of crude oil, NGLs and refined products for resale. Inventory is stated at the lower of cost or market. The cost of crude oil, NGLs, and refined products is determined using the first-in, first-out (FIFO) method.

Allowance for doubtful accounts
Allowance for doubtful accounts
We establish provisions for losses on accounts receivable when we determine that we will not collect all or part of an outstanding balance. Collectability is reviewed regularly and an allowance is established or adjusted, as necessary, using the specific identification method.

Derivative financial instruments
Derivative financial instruments

Our net income (loss) and cash flows are subject to volatility stemming from changes in interest rates on our variable rate debt, commodity prices and fractionation margins (the relative difference between the price we receive from NGL sales and the corresponding cost of natural gas purchases). In an effort to manage the risks to unitholders, we use a variety of derivative financial instruments including swaps, collars and interest rate caps to create offsetting positions to specific commodity or interest rate exposures. We record all derivative financial instruments in our consolidated balance sheets at fair value as current and long-term assets or liabilities on a net basis by counterparty. We record changes in the fair value of our commodity derivatives in Gains (losses) on commodity derivatives, net while changes in the fair value of our interest rate swaps are included in Interest expense in our consolidated statements of operations.

Our hedging program provides a control structure and governance for our hedging activities specific to identified risks and time periods, which are subject to the approval and monitoring by the Board of Directors of our General Partner. We employ derivative financial instruments in connection with an underlying asset, liability or anticipated transaction, and we do not use derivative financial instruments for speculative or trading purposes.

The price assumptions we use to value our derivative financial instruments can affect our net income (loss) each period. We use published market price information where available, or quotations from over-the-counter, market makers to find executable bids and offers. The valuations also reflect the potential impact of related conditions, including credit risk of our counterparties. The amounts reported in our consolidated financial statements change quarterly as these valuations are revised to reflect actual results, changes in market conditions or other factors, many of which are beyond our control.

We are also a party to a number of contracts that have elements of a derivative instrument. These contracts are primarily forward crude oil purchase and sales contracts with counterparties. Although many of these contracts have the requisite elements of a derivative instrument, these contracts qualify for the normal purchase and normal sales exception because they provide for the delivery of products or services in quantities that are expected to be used in the normal course of operating our business and the price in the contract is based on an underlying that is directly associated with the price of the product or service being purchased or sold. As a result, these contracts are not recorded in our consolidated financial statements until they are settled.

Fair value measurements
Fair value measurements

We apply the authoritative accounting provisions for measuring the fair value of our derivative financial instruments and disclosures associated with our outstanding indebtedness. We define fair value as an exit price representing the expected amount we would receive when selling an asset or pay to transfer a liability in an orderly transaction with market participants at the measurement date.

We use various assumptions and methods in estimating the fair values of our financial instruments. The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable approximated their fair value due to the short-term maturity of these instruments.

We employ a hierarchy which prioritizes the inputs we use to measure recurring fair value into three distinct categories based upon whether such inputs are observable in active markets or unobservable. We classify assets and liabilities in their entirety based on the lowest level of input that is significant to the fair value measurement. Our methodology for categorizing assets and liabilities that are measured at fair value pursuant to this hierarchy gives the highest priority to unadjusted quoted prices in active markets and the lowest level to unobservable inputs as outlined below:

•	Level 1 – Inputs represent unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Inputs include quoted prices for similar assets and liabilities in active markets that are either directly or indirectly observable; and

•	Level 3 – Inputs are unobservable and considered significant to fair value measurement.

We utilize a mid-market pricing convention, or the "market approach," for valuation for assigning fair value to our derivative assets and liabilities. Our credit exposure for over-the-counter derivatives is directly with our counterparty and continues until the maturity or termination of the contracts. As appropriate, valuations are adjusted for various factors such as credit and liquidity considerations.

Property, plant and equipment
Property, plant and equipment

We capitalize expenditures related to property, plant and equipment that have a useful life greater than one year. We also capitalize expenditures that improve or extend the useful life of an asset. Maintenance and repair costs, including any planned major maintenance activities, are expensed as incurred.

We record property, plant, and equipment at cost and recognize depreciation expense on a straight-line basis over the related estimated useful lives of the assets which range from 3 to 40 years. Our determination of the useful lives of property, plant and equipment requires us to make various assumptions, including the supply of and demand for hydrocarbons in the markets served by our assets, normal wear and tear of the facilities, and the extent and frequency of maintenance programs. We record depreciation using the group method of depreciation, which is commonly used by pipelines, utilities and similar assets.

We classify long-lived assets to be disposed of through sales that meet specific criteria as held for sale. We cease depreciating those assets effective on the date the asset is classified as held for sale. We record those assets at the lower of their carrying value or the estimated fair value less the cost to sell. Until the assets are disposed of, our estimate of fair value is re-determined when related events or circumstances change.

Impairment of long lived Assets
Impairment of long lived Assets

We evaluate the recoverability of our property, plant and equipment and intangible assets with definite lives when events or circumstances indicate we may not recover the carrying amount of the assets. We continually monitor our operations, the market, and business environment to identify indicators that could suggest an asset or asset group may not be recoverable. We evaluate the asset or asset group for recoverability by estimating the undiscounted future cash flows expected to be derived from their use and disposition. These cash flow estimates require us to make projections and assumptions for many years into the future for pricing, demand, competition, operating cost, contract renewals, and other factors. An asset or asset group is considered impaired when the estimated undiscounted cash flows are less than the carrying amount. In that event, an impairment loss is recognized to the extent that the carrying amount of the asset or asset group exceeds its fair value as determined by quoted market prices in active markets or present value techniques. The determination of fair values using present value techniques requires us to make projections and assumptions regarding future cash flows and weighted average cost of capital. Any changes we make to these projections and assumptions could result in significant revisions to our evaluation of the recoverability of our property, plant and equipment and the recognition of an impairment loss in our consolidated statements of operations.

Goodwill and intangible assets
Goodwill and intangible assets

We record goodwill for the excess of the cost of an acquisition over the fair value of the net assets of the acquired business. Goodwill is reviewed for impairment at least annually or more frequently if an event or change in circumstance indicates that an impairment may have occurred. We first assess qualitative factors to evaluate whether it is more likely than not that an impairment has occurred and it is therefore necessary to perform the two-step goodwill impairment test. If the two-step goodwill impairment test indicates that the goodwill is impaired, an impairment loss is recorded.

We record the estimated fair value of acquired customer contracts, relationships and dedicated acreage agreements as intangible assets. These intangible assets have definite lives and are subject to amortization on a straight-line basis over their economic lives, currently ranging between 5 years and 30 years. We assess intangible assets for impairment together with related underlying long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Investment in unconsolidated affiliates
Investment in unconsolidated affiliates

We hold membership interests in entities that own and operate natural gas pipeline systems and NGL and crude oil pipelines in and around Louisiana, Alabama, Mississippi and the Gulf of Mexico. While we have significant influence over these entities, we do not control them and therefore, they are accounted for using the equity method and are reported in Investment in unconsolidated affiliates in the consolidated balance sheets. We evaluate the recoverability of these investments on a regular basis and recognize impairment write downs if we determine a loss in value represents an other than temporary decline.

Deferred financing costs
Deferred financing costs

Costs incurred in connection with our revolving credit agreements are deferred and charged to interest expense over the term of the related credit arrangement. Such amounts are included in Other assets, net in our consolidated balance sheets. Costs incurred in connection with our 8.50% Senior Notes and 3.77% Senior Notes are also deferred and charged to interest expense over the respective term of the agreements; however, these amounts are reflected as a reduction of the related obligation. Gains or losses on debt repurchases or extinguishment include any associated unamortized deferred financing costs.

Asset retirement obligations
Asset retirement obligations

Asset retirement obligations ("ARO") are legal obligations associated with the retirement of tangible long-lived assets that result from the asset's acquisition, construction, development and operation. An ARO is initially measured at its estimated fair value. Upon initial recognition, we also record an increase to the carrying amount of the related long-lived asset. We depreciate the asset using the straight-line method over the period during which it is expected to provide benefits. After initial recognition, we revise the ARO to reflect the passage of time and for changes in the estimated amount or timing of cash flows.

We have legal obligations requiring us to decommission our offshore pipeline systems at retirement. In certain rate jurisdictions, we are permitted to include annual charges for removal costs in the regulated cost of service rates we charge our customers. Additionally, legal obligations exist for certain of our offshore right-of-way agreements due to requirements or landowner options to compel us to remove the pipe at final abandonment. Sufficient data exists with certain onshore pipeline systems to reasonably estimate the cost of abandoning or retiring a pipeline system. However, in some cases, there is insufficient information to reasonably determine the timing and/or method of settlement for purposes of estimating the fair value of the asset retirement obligation. In these cases, the asset retirement obligation cost is considered indeterminate because there is no data or information that can be derived from past practice, industry practice, management's experience, or the asset's estimated economic life. The useful lives of most pipeline systems are primarily derived from available supply resources and ultimate consumption of those resources by end users. Variables can affect the remaining lives of the assets which preclude us from making a reasonable estimate of the asset retirement obligation. Indeterminate asset retirement obligation costs will be recognized in the period in which sufficient information exists to reasonably estimate potential settlement dates and methods.

Commitments, contingencies and environmental liabilities
Commitments, contingencies and environmental liabilities

We expense or capitalize, as appropriate, expenditures for ongoing compliance with environmental regulations that relate to past or current operations. We expense amounts we incur from the remediation of existing environmental contamination caused by past operations that do not benefit future periods by preventing or eliminating future contamination. We record liabilities for environmental matters when assessments indicate that remediation efforts are probable and the costs can be reasonably estimated. Estimates of environmental liabilities are based on currently available facts, existing technology and presently enacted laws and regulation taking into consideration the likely effects of inflation and other factors. These amounts also take into account our prior experience in remediating contaminated sites, other companies' clean-up experience and data released by government organizations. Our estimates are subject to revision in future periods based on actual cost or new information. We evaluate recoveries from insurance coverage separately from the liability and, when recovery is probable, we record an asset separately from the associated liability in our consolidated financial statements.

We recognize liabilities for other commitments and contingencies when, after fully analyzing the available information, we determine it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. When a range of probable loss can be estimated, we accrue the most likely amount or if no amount is more likely than another, we accrue the minimum of the range of probable loss. We expense legal costs associated with loss contingencies as such costs are incurred.

Noncontrolling interests
Noncontrolling interests

Noncontrolling interests represent the minority interest holders' proportionate share of the equity in certain of our consolidated subsidiaries and are adjusted for the minority interest holders' proportionate share of the subsidiaries' earnings or losses each period.

Revenue recognition
Revenue recognition

We recognize revenue from the sale of commodities (e.g., natural gas, crude oil, NGLs or condensate) as well as from the provision of gathering, processing, transportation or storage services when all of the following criteria are met: i) persuasive evidence of an exchange arrangement exists, ii) delivery has occurred or services have been rendered, iii) the price is fixed or determinable, and iv) collectability is reasonably assured. We recognize revenue from the sale of commodities and the related cost of product sold on a gross basis for those transactions where we act as the principal and take title to commodities that are purchased for resale.

Cost of sales

Cost of sales represent the cost of commodities purchased for resale or obtained in connection with certain of our customer revenue arrangements. These costs do not include an allocation of depreciation expense or direct operating costs.

Corporate expenses
Corporate expenses

Corporate expenses include compensation costs for executives and administrative personnel, professional service fees, rent expense and other general and administrative expenses and are recognized as incurred.

Operational balancing agreements and natural gas imbalances
Operational balancing agreements and natural gas imbalances

To facilitate deliveries of natural gas and provide for operational flexibility, we have operational balancing agreements in place with other interconnecting pipelines. These agreements ensure that the volume of natural gas a shipper schedules for transportation between two interconnecting pipelines equals the volume actually delivered. If natural gas moves between pipelines in volumes that are more or less than the volumes the shipper previously scheduled, a natural gas imbalance is created. The imbalances are settled through periodic cash payments or repaid in-kind through future receipt or delivery of natural gas. Natural gas imbalances are recorded in Other current assets or Accrued expenses and other current liabilities on our consolidated balance sheets at cost which approximates fair value.

Equity-based compensation
Equity-based compensation

We award equity-based compensation to management, non-management employees and directors under our long-term incentive plans, which provide for the issuance of options, unit appreciation rights, restricted units, phantom units, other unit-based awards, unit awards or replacement awards, as well as tandem distribution equivalent rights ("DERs"). Compensation expense is measured by the fair value of the award at the date of grant as determined by management. Compensation expense is recognized in Corporate expenses and Direct operating expenses over the requisite service period of each award.

Income taxes
Income taxes

The Partnership is not a taxable entity for U.S. federal income tax purposes or for the majority of states that impose an income tax. Taxes on our net income are generally borne by our unitholders through the allocation of taxable income. American Midstream Blackwater, LLC, a subsidiary of the Partnership, owns a subsidiary that has operations which are subject to both federal and state income taxes. We account for income taxes of that subsidiary using the asset and liability approach. If it is more than likely that a deferred tax asset will not be realized, a valuation allowance is recognized.

Margin tax expense results from the enactment of laws by the State of Texas that apply to entities organized as partnerships and is included in Income tax expense in our consolidated statements of operations. The Texas margin tax is computed on the portion of our taxable margin which is apportioned to Texas.

Net income (loss) for financial statement purposes may differ significantly from taxable income (loss) allocable to unitholders as a result of differences between the financial reporting and income tax bases of our assets and liabilities and the taxable income allocation requirement under our Partnership Agreement. The aggregate difference in the basis of our net assets for financial and tax reporting purposes cannot be readily determined because information regarding each partner's tax attributes in us is not available.

Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss) Accumulated other comprehensive income (loss) is comprised solely of adjustments related to the Partnership's postretirement benefit plan.
Limited partners' net income (loss) per unit
Limited partners' net income (loss) per unit

We compute earnings per unit using the two-class method. The two-class method requires that securities that meet the definition of a participating security be considered for inclusion in the computation of basic earnings per unit. Under the two-class method, earnings per unit is calculated as if all of the earnings for the period were distributed under the terms of the Partnership Agreement, regardless of whether the General Partner has discretion over the amount of distributions to be made in any particular period, whether those earnings would actually be distributed during a particular period from an economic or practical perspective, or whether the General Partner has other legal or contractual limitations on its ability to pay distributions that would prevent it from distributing all of the earnings for a particular period.

The two-class method does not impact our overall net income or other financial results; however, in periods in which aggregate net income exceeds our aggregate distributions for such period, it will have the impact of reducing net income per limited partner unit. This result occurs as a larger portion of our aggregate earnings, as if distributed, is allocated to the incentive distribution rights of the General Partner, even though we make distributions on the basis of available cash and not earnings. In periods in which our aggregate net income does not exceed our aggregate distributions for such period, the two-class method does not have any impact on our calculation of earnings per limited partner unit.

New accounting pronouncements
New Accounting Pronouncements

Recently Adopted Accounting Standards

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-03, Simplifying the Presentation of Debt Issuance Costs. This update requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. ASU 2015-03 is effective for fiscal years beginning after December 15, 2015, including interim periods therein, and is applied retrospectively. Early adoption is permitted for financial statements that have not been previously issued. ASU 2015-15, Presentation and Subsequent Measurement of Debt Issue Costs Associated with Line of Credit Arrangements, was subsequently issued to address the absence of authoritative guidance for debt issuance costs related to line-of-credit arrangements and states that the Securities and Exchange Commission ("SEC") staff will not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement.

The Partnership adopted the requirements of ASU No. 2015-03 effective January 1, 2016 and classifies the debt issuance costs applicable to its 8.50% Senior Notes and 3.77% Senior Notes as a reduction of the related debt obligation. Additionally, the Partnership continues to classify the debt issuance costs relating to its Credit Agreement within Other assets, net as allowed by ASU No. 2015-15.

In September 2015, the FASB issued ASU No. 2015-16, Business Combinations (Topic 805). This update requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. ASU 2015-16 is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The Partnership adopted the updated guidance effective January 1, 2016 without impact to its financial statements.

Accounting Standards Issued Not Yet Adopted

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which amends the existing accounting guidance for revenue recognition. The update requires an entity to recognize revenue in a manner that depicts the transfer of goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU No. 2015-14 was subsequently issued and deferred the effective date to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that period. In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal Versus Agent Considerations, as further clarification on principal versus agent considerations. In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing as further clarification on identifying performance obligations and the licensing implementation guidance. In May 2016, the FASB issued ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, as clarifying guidance on specific narrow scope improvements and practical expedients. We are in the process of reviewing our various customer arrangements in order to determine the impact that these updates will have on our consolidated financial statements and related disclosures. We have engaged a third-party consultant to assist with our review, which we currently expect to complete in the third quarter of 2017.

In February 2016, the FASB issued ASU No. 2016-02 (Topic 842) "Leases" which supersedes the lease recognition requirements in Accounting Standards Codification Topic 840, "Leases". Under ASU No. 2016-02 lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures. Leases will continue to be classified as either finance or operating. ASU No. 2016-02 is effective for annual reporting periods, and interim periods within those years beginning after December 15, 2018. Entities are required to use a modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements, and there are certain optional practical expedients that an entity may elect to apply. Full retrospective application is prohibited and early adoption by public entities is permitted. Based upon our evaluation to date, we anticipate that the adoption of ASU 2016-02 will have a material effect on our consolidated financial statements as we will be required to reflect our various lease obligations and associated asset use rights on our consolidated balance sheets. The adoption may also impact our debt covenant compliance and may require us to modify or replace certain of our existing information systems. We have not yet determined the timing or manner in which we will implement the updated guidance.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 320): Classification of Cash Receipts and Cash Payments, which addresses eight specific cash flow issues with the objective of reducing the existing diversity of presentation and classification in the statement of cash flows. ASU No. 2016-15 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal periods. Early adoption is permitted, but only if all aspects are adopted in the same period. The Partnership is currently evaluating the impact this update will have on its consolidated statements of cash flows and related disclosures.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which aims to improve the disclosure of the change during the period in total cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts on the statement of cash flows. The update is effective beginning first quarter of 2018. Early adoption is permitted, but it must occur in the first interim period. Any adjustments required in early adoption of this update should be reflected as of the beginning of the fiscal year that includes the interim period and should be applied using a retrospective transition method to each period. The Partnership is evaluating the impact that this update will have on our consolidated statement of cash flows and related disclosures.